Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Impairment	$ (24)	$ (109)	$ (1,268)
Restructuring charges	(41)	(178)	(84)
Other related closure costs	(25)	(5)	(24)
Total impairment, restructuring charges and other related closure costs	(90)	(292)	(1,376)
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(17)	(88)
Other related closure costs	(7)
Total impairment, restructuring charges and other related closure costs	(24)	(88)
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(29)
Restructuring charges	(8)	(8)
Other related closure costs	(4)
Total impairment, restructuring charges and other related closure costs	(12)	(37)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(16)
Other related closure costs	(14)
Total impairment, restructuring charges and other related closure costs	(30)
Long-lived Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(24)
Total impairment, restructuring charges and other related closure costs	(24)
ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(6)	(1)
Other related closure costs		(3)
Total impairment, restructuring charges and other related closure costs		(9)	(1)
ST-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(17)	(544)
Restructuring charges		(69)
Total impairment, restructuring charges and other related closure costs		(86)	(544)
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(2)	(7)
Restructuring charges		(1)	(13)
Other related closure costs		(2)
Total impairment, restructuring charges and other related closure costs		(5)	(20)
Goodwill and Other Intangible Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(56)	(694)
Total impairment, restructuring charges and other related closure costs		(56)	(694)
Assets Held for Sale Impairment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment		(5)
Total impairment, restructuring charges and other related closure costs		(5)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(6)
Other related closure costs			(8)
Total impairment, restructuring charges and other related closure costs		(6)	(8)
Manufacturing Restructuring Plans [Member]
Restructuring Cost and Reserve [Line Items]
Impairment			(21)
Other related closure costs			(2)
Total impairment, restructuring charges and other related closure costs			(23)
ST-Ericsson Cost Savings Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(10)
Other related closure costs			(10)
Total impairment, restructuring charges and other related closure costs			(20)
ST-Ericsson April 2012 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment			(2)
Restructuring charges			(60)
Other related closure costs			(4)
Total impairment, restructuring charges and other related closure costs			$ (66)